Investment Objectives and Goals	Dec. 31, 2025
Lazard Retirement Developing Markets Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Retirement Developing Markets Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.
Lazard Retirement Emerging Markets Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Retirement Emerging Markets Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.
Lazard Retirement Emerging Markets Equity Advantage Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Retirement Emerging Markets Equity Advantage Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.
Lazard Retirement Enhanced Opportunities Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Retirement Enhanced Opportunities Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks capital appreciation.
Lazard Retirement Equity Franchise Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Retirement Equity Franchise Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks total return consisting of appreciation and income.
Lazard Retirement Global Dynamic Multi-Asset Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Retirement Global Dynamic Multi-Asset Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks total return.
Lazard Retirement Global Listed Infrastructure Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Retirement Global Listed Infrastructure Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks total return.
Lazard Retirement International Small Cap Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Retirement Global Small Cap Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.
Lazard Retirement International Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Retirement International Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.
Lazard Retirement International Equity Select Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Retirement International Equity Select Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.
Lazard Retirement International Quality Growth Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Retirement International Quality Growth Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.
Lazard Retirement International Strategic Equity Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Retirement International Strategic Equity Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.
Lazard Retirement Opportunistic Strategies Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Retirement Opportunistic Strategies Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.
Lazard Retirement Real Assets Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Retirement Real Assets Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.
Lazard Retirement US Convertibles Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Retirement US Convertibles Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.
Lazard Retirement US Small Cap Equity Select Portfolio
Prospectus [Line Items]
Risk/Return [Heading]	Lazard Retirement US Small Cap Equity Select Portfolio
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Portfolio seeks long-term capital appreciation.